Income Taxes (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Favorable decision, income tax benefit and corresponding adjustment to tax basis of certain flight equipment	$ 588,000,000	$ (18,115,000)
Reserve for uncertain tax positions	425,400,000	48,549,000	53,584,000	50,823,000
Net tax benefit	$ 162,600,000